Related Party Transactions (Details) - USD ($)			1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 16, 2024	Dec. 31, 2023	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Related Party Transactions [Line Items]
Advance amount			$ 1,000,000			$ 1,000,000
Additional advance								$ (3,500,000)
Due from affiliates					$ 243,915			243,915
Due to affiliates			42,471		233,068	42,471	$ 42,471	233,068	$ 42,471	$ 42,471	$ 1,255,820
Due from affiliates			$ 42,471			$ 42,471	42,471		42,471	42,471	1,255,820
Company shares (in Shares)	1,337,500		690,000	138,556
Issued of compensation for services		$ 1,802,215	$ 959,100		1,143,900
Revenue from related parties
Brilliant Note Receivable [Member]
Related Party Transactions [Line Items]
Principal amount											299,650
Written off											299,650
Equity Securities [Member]
Related Party Transactions [Line Items]
Ownership percentage			5.00%			5.00%
Directly [Member]
Related Party Transactions [Line Items]
Ownership percentage			40.00%			40.00%
Indirectly [Member]
Related Party Transactions [Line Items]
Ownership percentage			10.00%			10.00%
General Support Services [Member]
Related Party Transactions [Line Items]
Revenue from related parties						$ 0				70,000	0
Common Stock [Member]
Related Party Transactions [Line Items]
Company shares (in Shares)				110,707		340,100
Issued of compensation for services					31
Common Stock Issuances [Member]
Related Party Transactions [Line Items]
Issued of compensation for services						$ 789,032
Related Party [Member]
Related Party Transactions [Line Items]
Owed from affiliate balance										$ 192,069	$ 229,837
Related Party [Member] | Notes Receivable [Member]
Related Party Transactions [Line Items]
Advance amount			$ 1,000,000			$ 1,000,000
Related Party [Member] | Star Agreement [Member]
Related Party Transactions [Line Items]
Advance amount					$ 4,500,000			$ 4,500,000